Average Annual Total Returns - FidelityGovernmentMoneyMarketFund-K6PRO - FidelityGovernmentMoneyMarketFund-K6PRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Class K6 - Return Before Taxes
	Jun. 29, 2024
Average Annual Return:
Past 1 year	4.95%
Past 5 years	1.73%
Since Inception	1.72%	[1]

[1]	A From January 24, 2018 .